UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.9%

Security	Principal Amount (000’s omitted)	Value
Education — 11.4%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,335,426
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,137,710
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,747,635
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,699,080
Northern Arizona University, 5.00%, 6/1/38	1,000	1,142,160

		$7,062,011

Electric Utilities — 7.9%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,627,080
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,166,500
Salt River Agricultural Improvement and Power District, Prerefunded to 1/1/19, 5.00%, 1/1/33	1,000	1,044,730
Salt River Agricultural Improvement and Power District, Prerefunded to 1/1/19, 5.00%, 1/1/39	1,000	1,043,060

		$4,881,370

Escrowed/Prerefunded — 6.7%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,533,930
Arizona Health Facilities Authority, (Banner Health System), Prerefunded to 1/1/18, 5.00%, 1/1/35	2,000	2,013,100
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	294,651
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	322,689

		$4,164,370

General Obligations — 7.6%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$244,195
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	200	240,628
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	808,464
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	909,345
Scottsdale, 5.00%, 7/1/30	250	307,697
Tempe, 5.375%, 7/1/21	1,600	1,804,624
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	386,155

		$4,701,108

Hospital — 7.6%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,870,661
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,160,250
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	548,990
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,104,057

		$4,683,958

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$886,465

		$886,465

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.4%
Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$550	$649,880
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	533,056
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	308,090

		$1,491,026

Insured-General Obligations — 9.3%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,420,236
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,242,795
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,086,820

		$5,749,851

Insured-Lease Revenue/Certificates of Participation — 3.5%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,158,151

		$2,158,151

Insured-Special Tax Revenue — 2.5%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,469,537
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	110,735

		$1,580,272

Insured-Transportation — 3.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,900	$2,079,303

		$2,079,303

Other Revenue — 2.0%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,223,190

		$1,223,190

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$246,169

		$246,169

Special Tax Revenue — 16.3%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,091,410
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,131,500
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,386,466
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,056,350
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,251,370
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,137,710
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/33	1,000	1,026,460

		$10,081,266

Transportation — 5.5%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,171,290
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,248,960

		$3,420,250

Water and Sewer — 9.0%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,741,665
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	804,458
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,733,805
Tucson, Water System Revenue, 5.00%, 7/1/32	545	658,709
Tucson, Water System Revenue, 5.00%, 7/1/35	530	632,067

		$5,570,704

2

Value

Total Tax-Exempt Investments — 96.9% (identified cost $55,580,968)	$59,979,464

Other Assets, Less Liabilities — 3.1%	$1,905,057

Net Assets — 100.0%	$61,884,521

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 21.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 12.0% of total investments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Dec-17	$(3,049,375)	$56,994

					$56,994

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $56,994.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,979,464	$—	$59,979,464
Total Investments	$—	$59,979,464	$—	$59,979,464
Futures Contracts	$56,994	$—	$—	$56,994
Total	$56,994	$59,979,464	$—	$60,036,458

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/31	$1,000	$1,212,070

		$1,212,070

Education — 11.3%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$565,510
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,268,662
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,403,416
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	209,883
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,621,410
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,687,651
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,110,224
University of Connecticut, 5.00%, 11/15/29	1,000	1,132,270

		$8,999,026

Escrowed/Prerefunded — 7.5%
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	$795	$815,765
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,200,860
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/24	1,000	1,061,420
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	1,500	1,592,130
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	147,326
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	164,079

		$5,981,580

General Obligations — 17.4%
East Lyme, 4.00%, 7/15/22	$350	$373,181
East Lyme, 4.00%, 7/15/23	525	559,198
Fairfield, 5.00%, 1/1/23	1,000	1,177,630
Greenwich, 4.00%, 7/15/29	450	500,508
Greenwich, 4.00%, 7/15/30	250	275,763
Greenwich, 4.00%, 7/15/32	400	436,804
North Haven, 5.00%, 7/15/23	1,475	1,745,500
North Haven, 5.00%, 7/15/25	1,490	1,809,963
Norwalk, 4.00%, 7/1/26	1,975	2,136,397
Redding, 5.50%, 10/15/18	400	416,944
Redding, 5.625%, 10/15/19	650	706,667
Stamford, 4.00%, 7/1/25	370	401,883

1

Security	Principal Amount (000’s omitted)	Value
University of Connecticut, State General Obligation, 5.00%, 2/15/21	$1,315	$1,377,699
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	913,614
Wilton, 5.25%, 7/15/18	535	550,873
Wilton, 5.25%, 7/15/19	535	572,530

		$13,955,154

Hospital — 11.8%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,068,080
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,103,040
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	996,580
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,343,143
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,086,750
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,741,251
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,120,040

		$9,458,884

Industrial Development Revenue — 3.7%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,940	$2,986,922

		$2,986,922

Insured-Education — 12.1%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,463,494
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,600,855
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/28	500	552,370
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	3,720	4,057,999

		$9,674,718

Insured-Escrowed/Prerefunded — 4.8%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$725	$744,184
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,062,800
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,026,940

		$3,833,924

Insured-General Obligations — 8.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,158,699
Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,277,898
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,093,230
Hartford, (AGC), 5.00%, 8/15/28	500	530,535
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	534,110
Hartford, (AGM), 5.00%, 4/1/31	440	474,606

2

Security	Principal Amount (000’s omitted)	Value
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	$185	$211,699
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,155,640

		$6,436,417

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$190,711

		$190,711

Insured-Transportation — 4.7%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,400	$3,720,858

		$3,720,858

Insured-Water and Sewer — 6.7%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,137,379
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,221,096

		$5,358,475

Special Tax Revenue — 2.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,238,680

		$2,238,680

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$665	$677,642
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	250	253,327

		$930,969

Water and Sewer — 4.0%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,162,570
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,674,375
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	237,554
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	148,078

		$3,222,577

Total Tax-Exempt Investments — 97.7% (identified cost $73,212,913)		$78,200,965

Other Assets, Less Liabilities — 2.3%		$1,859,503

Net Assets — 100.0%		$80,060,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.9% of total investments.

3

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Dec-17	$ (1,372,219)	$25,647

					$25,647

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $25,647.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$78,200,965	$—	$78,200,965
Total Investments	$—	$78,200,965	$—	$78,200,965
Futures Contracts	$25,647	$—	$—	$25,647
Total	$25,647	$78,200,965	$—	$78,226,612

4

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Minnesota Municipal Income Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.4%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,434,280
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,210,340

		$3,644,620

Education — 14.0%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,000	$2,456,720
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,212,440
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	596,095
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,709,805
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	659,157
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	593,545
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,189,982
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	313,592
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	346,078
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	622,322
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	538,845
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,158,253
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	863,805
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,062,840
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,547,755
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,646,085
University of Minnesota, 5.00%, 4/1/27	500	613,015
University of Minnesota, 5.00%, 8/1/27	625	755,937
University of Minnesota, 5.00%, 9/1/36	1,000	1,199,300
University of Minnesota, 5.00%, 4/1/41	1,000	1,164,690

		$21,250,261

Electric Utilities — 6.6%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,321,214
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	639,160
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	399,389
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	292,568
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	291,525
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	232,666
Northern Municipal Power Agency, 5.00%, 1/1/31	670	779,009
Northern Municipal Power Agency, 5.00%, 1/1/41	240	274,476
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	845,789

1

Security	Principal Amount (000’s omitted)	Value
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	$700	$841,995
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	954,455
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,149,970
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,038,600

		$10,060,816

Escrowed/Prerefunded — 10.6%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$367,077
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	666,943
Duluth, Prerefunded to 2/1/18, 5.00%, 2/1/34	2,000	2,019,720
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	294,651
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	322,689
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/33	2,000	2,009,280
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/37	2,000	2,009,280
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,028,000
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 1/1/18, 5.00%, 1/1/28	1,000	1,006,550
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,500	1,577,040
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,071,870
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,030,720
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,075,060
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	556,645
University of Minnesota, Prerefunded to 4/1/19, 5.125%, 4/1/34	1,000	1,056,160

		$16,091,685

General Obligations — 28.4%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,200,620
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,008,210
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	751,270
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	188,958
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,202,360
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,161,860
Duluth, 5.00%, 2/1/31	1,000	1,184,420
Duluth, 5.00%, 2/1/34	1,000	1,167,380
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,144,920
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,091,480
Hennepin County, 5.00%, 12/1/41	2,000	2,355,860
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,583,175
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,399,050
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,165,460
Minneapolis - St. Paul Metropolitan Council, 5.00%, 3/1/24	2,500	3,009,750
Minnesota, 5.00%, 8/1/32	2,000	2,373,320
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,181,461
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	34,111
Ramsey County, 4.00%, 2/1/24	500	541,450
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,274,960
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	864,864
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	763,440
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	488,480
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	234,280
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,118,270

2

Security	Principal Amount (000’s omitted)	Value
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	$1,075	$1,200,409
St. Paul, 5.00%, 12/1/27	750	930,345
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,078,600
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,432,725
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,431,376
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,750,030
Washington County, 3.50%, 2/1/28	1,000	1,001,260
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	755,678

		$43,069,832

Hospital — 12.8%
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	$850	$985,005
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	576,750
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	573,650
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,102,840
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,086,050
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,258,180
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,269,430
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,074,990
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,646,040
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,996,620
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	70,172
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	529,906
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/33	1,000	1,178,120
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	586,680
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,161,120
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,290,280

		$19,385,833

Housing — 1.7%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$1,015	$993,320
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,540	1,544,204

		$2,537,524

Insured-Electric Utilities — 6.6%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,006,550
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,096,743
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	286,682
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,694,280

		$10,084,255

Insured-Escrowed/Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$532,115

		$532,115

3

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.3%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$706,601
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,273,297

		$1,979,898

Insured-Hospital — 2.5%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$805,223
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 0.88%, 8/15/37(1)	1,025	1,025,000
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,015,340

		$3,845,563

Lease Revenue/Certificates of Participation — 2.2%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,142,480
Minnesota, 5.00%, 6/1/29	1,335	1,550,830
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	585,939

		$3,279,249

Other Revenue — 0.9%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$452,852
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	334,212
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	278,317
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	265,863
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	105,805

		$1,437,049

Senior Living/Life Care — 2.3%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,729,504
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,810,519

		$3,540,023

Transportation — 2.3%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,240,570
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,073,120
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,146,880

		$3,460,570

Total Tax-Exempt Investments — 95.0% (identified cost $139,079,690)		$144,199,293

Other Assets, Less Liabilities — 5.0%		$7,598,294

Net Assets — 100.0%		$151,797,587

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 7.2% of total investments.

4

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2017.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$144,199,293	$—	$144,199,293
Total Investments	$—	$144,199,293	$—	$144,199,293

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.6%

Security	Principal Amount (000’s omitted)	Value
Education — 6.2%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,027,244
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,650,912
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,199,160
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,818,499
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,099,579

		$9,795,394

Escrowed/Prerefunded — 2.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$175,766
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,214,552
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,219,217
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	915	949,770
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	499,858

		$4,059,163

General Obligations — 1.1%
Jersey City, 5.00%, 11/1/33	$800	$947,944
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	808,549

		$1,756,493

Hospital — 13.1%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$817,365
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,219,548
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,542,915
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	179,445
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	825	848,752
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,000	1,017,630
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,621,321
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,075,490
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	459,276
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,321,597

1

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	$3,000	$3,487,680
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,151,560
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	572,495
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,221,550

		$20,536,624

Housing — 0.3%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$495	$495,688

		$495,688

Industrial Development Revenue — 4.8%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,094,844
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	290,264
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	489,465
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,678,871

		$7,553,444

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,725,540

		$3,725,540

Insured-Escrowed/Prerefunded — 2.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$480,894
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,290	1,354,294
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	650	682,025
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	948,897

		$3,466,110

Insured-General Obligations — 10.5%
Atlantic City, (AGM), 5.00%, 3/1/37	$1,500	$1,698,135
Bayonne, (AGM), 5.00%, 8/1/25	615	726,930
Bayonne, (AGM), 5.00%, 8/1/26	865	1,015,086
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,308,718
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	2,906,649
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,233,625
Irvington Township, (AGM), 0.00%, 7/15/23	4,875	4,216,729
Lakewood Township, (BAM), 4.00%, 11/1/26	250	283,710
Lakewood Township, (BAM), 4.00%, 11/1/27	120	135,722
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,443,722
Trenton, (BAM), 5.00%, 12/1/26	500	584,560

		$16,553,586

2

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 2.6%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$4,021,403

		$4,021,403

Insured-Industrial Development Revenue — 3.7%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,814,845

		$5,814,845

Insured-Special Tax Revenue — 11.2%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,063,520
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,911,114
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	10,145	7,659,576
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,596,719
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	305,663

		$17,536,592

Insured-Student Loan — 1.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,560	$2,612,352

		$2,612,352

Insured-Transportation — 2.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,272,799
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	909,866

		$3,182,665

Lease Revenue/Certificates of Participation — 4.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,604,510
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	846,874
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,068,770
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	3,190	3,288,667

		$6,808,821

Other Revenue — 1.6%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$2,250	$2,519,910

		$2,519,910

Senior Living/Life Care — 4.8%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,365,000
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,259,235
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,357,438
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,586,931

		$7,568,604

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$300,216
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,315

		$825,531

Student Loan — 3.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	$2,000	$1,964,600
New Jersey Higher Education Student Assistance Authority, (AMT), 2.266%, (3 mo. USD LIBOR + 0.95%), 6/1/36(1)	3,530	3,540,378

		$5,504,978

Transportation — 11.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,339,940
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	306,578
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	2,000	2,043,340
New Jersey Turnpike Authority, 5.00%, 1/1/30	1,215	1,382,901
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,134,005
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,613,235
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,775,450
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,114,040

		$17,709,489

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,510	$3,512,492

		$3,512,492

Total Tax-Exempt Municipal Securities — 92.6% (identified cost $136,389,902)		$145,559,724

Taxable Municipal Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.3%
Atlantic City, 7.50%, 3/1/40	$445	$512,684

		$512,684

Transportation — 3.1%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(2)	$4,250	$4,894,385

		$4,894,385

Total Taxable Municipal Securities — 3.4% (identified cost $5,136,147)		$5,407,069

4

Value

Total Investments — 96.0% (identified cost $141,526,049)	$150,966,793

Other Assets, Less Liabilities — 4.0%	$6,218,424

Net Assets — 100.0%	$157,185,217

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 37.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 11.4% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(2)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open financial instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$145,559,724	$—	$145,559,724
Taxable Municipal Securities	—	5,407,069	—	5,407,069
Total Investments	$—	$150,966,793	$—	$150,966,793

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.5%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$397,031

		$397,031

Education — 14.5%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,473,363
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,056,460
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	906,975
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,333,375
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,117,260
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	2,430	2,518,403
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,226,617
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	306,199
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,190,880
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,875,134
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,927,900
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,950,815
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,259,460
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,483,540
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	2,500	2,776,500

		$29,402,881

Escrowed/Prerefunded — 9.8%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$841,405
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	346,148
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,375,933
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,166,951
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	1,000	1,050,850
Northampton County General Purpose Authority, (Lafayette College), Prerefunded to 11/1/18, 5.00%, 11/1/34	3,000	3,116,940
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,500	1,588,620
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	4,000	4,097,400
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	1,875	2,116,912

1

Security	Principal Amount (000’s omitted)	Value
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/29	$1,775	$2,004,011

		$19,705,170

General Obligations — 5.1%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,144,730
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,150,670
Chester County, 5.00%, 7/15/27	210	223,665
Chester County, 5.00%, 7/15/28	85	90,531
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,730,975
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,280,587
Owen J. Roberts School District, 5.00%, 5/15/28	535	624,516

		$10,245,674

Hospital — 10.9%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,201,720
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	587,184
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	834,957
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,372,007
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,078,040
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,369,699
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	750,958
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,806,164
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	986,689
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,481,302
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,750,481
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	213,997
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,666,065

		$22,099,263

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$809,550

		$809,550

Industrial Development Revenue — 1.2%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,289,484
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,065,490

		$2,354,974

2

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,396,486
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	319,579

		$1,716,065

Insured-Escrowed/Prerefunded — 20.2%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,455,250
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,538,900
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,496,533
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,378,826
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	6,930	7,179,827
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	3,000	3,055,470
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,985,038
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	2,872,780
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,110,560
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,413,872
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	354,792
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	349,496
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,535,101
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,171,202

		$40,897,647

Insured-General Obligations — 11.8%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$105	$105,177
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,749,930
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,772,649
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	351,822
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,012,263
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,956,081
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,898,034
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,753,360
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	901,420
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	792,570
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,056,353
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,144,170
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	67,362
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	876,546
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,169,870
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,285,321

		$23,892,928

Insured-Hospital — 1.2%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,497,700

		$2,497,700

3

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 6.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,050,750
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,657,400
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,981,835

		$12,689,985

Insured-Special Tax Revenue — 1.2%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,192,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	276,022

		$2,468,142

Insured-Transportation — 3.7%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,768,745
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,688,190

		$7,456,935

Insured-Water and Sewer — 3.0%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,151,150
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,677,496
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,166,520

		$5,995,166

Senior Living/Life Care — 0.9%
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	$1,265	$1,387,642
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	329,007

		$1,716,649

Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$306,225
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	224,437
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	102,600

		$633,262

Transportation — 5.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$831,490
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	444,975
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,114,213
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,480,460
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,666,138
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	897,242

		$11,434,518

Water and Sewer — 4.3%
Chester Water Authority, 5.00%, 12/1/35	$795	$928,282
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	1,750	1,996,575
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,766,362
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,368,413
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,673,816

		$8,733,448

Total Tax-Exempt Municipal Securities — 101.5% (identified cost $192,642,901)		$205,146,988

4

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$165	$49,632

Total Taxable Municipal Securities — 0.0%(3) (identified cost $165,444)		$49,632

Total Investments — 101.5% (identified cost $192,808,345)		$205,196,620

Other Assets, Less Liabilities — (1.5)%		$(3,051,804)

Net Assets — 100.0%		$202,144,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 47.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 15.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Dec-17	$(2,287,031)	$42,745

					$42,745

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.

5

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $42,745.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$205,146,988	$—	$205,146,988
Taxable Municipal Securities	—	49,632	—	49,632
Total Investments	$—	$205,196,620	$—	$205,196,620
Futures Contracts	$42,745	$—	$—	$42,745
Total	$42,745	$205,196,620	$—	$205,239,365

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 90.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.6%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.14%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$5,004,800

		$5,004,800

Education — 5.3%
Boise State University, ID, 5.00%, 4/1/31	$600	$711,672
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	714,534
California Infrastructure and Economic Development Bank, (The Colburn School), 1.92%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,012,960
Connecticut Health and Educational Facilities Authority, (The Hotchkiss School), (SPA: TD Bank, N.A.), 0.92%, 7/1/30(2)	10,000	10,000,000
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	619,663
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	689,622
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	531,723
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	568,490
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,918,655
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,123,420
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.90%, 7/1/33(3)	14,700	14,700,000
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,873,354
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	593,155
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	325,969
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	361,272
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	589,720
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	640,201
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,171,430
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	573,425
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	576,790
University of Arkansas, 5.00%, 11/1/24	475	576,251
University of Arkansas, 5.00%, 11/1/25	500	614,910
University of Idaho, 5.00%, 4/1/24	500	594,170
West Virginia University, 1.45%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,500,840

		$47,582,226

Electric Utilities — 3.0%
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$250	$252,203
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	501,179
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	469,268
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Bank of America, N.A.), 0.80%, 7/1/35(3)	10,000	10,000,000
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,805,292
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,003,460

Security	Principal Amount (000’s omitted)	Value
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	$1,750	$1,767,027
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,511,880
Nebraska Public Power District, 5.00%, 1/1/24	750	892,305
Omaha Public Power District, NE, 5.00%, 2/1/25	550	659,967
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	3,005,886
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,006,300
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,399,363
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,196,400
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	125	132,336

		$26,602,866

Escrowed/Prerefunded — 0.3%
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	$500	$575,290
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	2,000	2,128,220
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	50	52,649

		$2,756,159

General Obligations — 23.0%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,508,681
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,014,697
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,191,030
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/25	1,865	2,201,465
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26	2,000	2,390,360
Burlington, VT, 5.00%, 11/1/21	600	678,438
Burlington, VT, 5.00%, 11/1/22	500	575,620
Burlington, VT, 5.00%, 11/1/23	500	584,070
Burlington, VT, 5.00%, 11/1/24	400	474,264
Burlington, VT, 5.00%, 11/1/25	500	596,490
Burlington, VT, 5.00%, 11/1/26	250	301,195
Burlington, VT, 5.00%, 11/1/27	225	269,069
Burlington, VT, 5.00%, 11/1/28	185	219,599
California, 5.00%, 8/1/26	12,650	15,658,296
California, 5.00%, 3/1/27	5,000	5,999,050
California, 5.00%, 9/1/29	2,390	2,905,093
Chelsea School District, MI, 4.00%, 5/1/24	765	867,762
Chelsea School District, MI, 4.00%, 5/1/25	765	873,890
Chicago, IL, 5.00%, 12/1/22	2,230	2,364,291
Chicago, IL, 5.625%, 1/1/30	6,000	6,815,460
Chicago, IL, 6.00%, 1/1/38	4,000	4,588,640
Chicago Park District, IL, 5.00%, 1/1/24	500	581,210
Clackamas Community College District, OR, 0.00%, 6/15/21	385	364,992
Dallas, TX, 5.00%, 2/15/23	5,425	6,161,878
Dallas, TX, 5.00%, 2/15/24	2,965	3,489,805
Dallas, TX, 5.00%, 2/15/25	1,000	1,193,460

Security	Principal Amount (000’s omitted)	Value
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	$5,000	$4,388,950
Durand Area Schools, MI, 5.00%, 5/1/22	840	965,026
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,121,203
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	974,750
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,083,341
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,218,302
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,196,159
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,033,365
Honolulu City and County, HI, 1.23%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	4,000	4,000,560
Illinois, 5.00%, 11/1/18	3,500	3,616,200
Illinois, 5.00%, 2/1/24	5,000	5,417,300
Illinois, 5.00%, 2/1/25	10,000	10,905,500
Illinois, 5.00%, 2/1/28	15,000	16,403,850
Illinois, 5.00%, 11/1/29(4)	10,000	10,919,400
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	2,975	3,586,362
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,052,406
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,318,068
Madison, AL, 4.00%, 12/1/23	1,365	1,530,520
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,556,646
Manchester Community Schools, MI, 5.00%, 5/1/25	750	911,752
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	1,989,026
Massachusetts, 1.428%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,616,110
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	900,728
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,191,030
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	590,215
Mobile County, AL, 5.00%, 6/1/23	860	1,008,969
Mobile County, AL, 5.00%, 6/1/24	300	358,704
New York, NY, 5.00%, 8/1/25	1,000	1,179,330
New York, NY, 5.00%, 8/1/29	450	524,799
New York, NY, 1.50%, (SIFMA + 0.58%), 4/1/19 (Put Date), 8/1/27(1)	4,000	4,004,480
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 0.90%, 3/1/40(3)	10,900	10,900,000
New York, NY, (SPA: State Street Bank and Trust Co.), 0.92%, 4/1/36(3)	6,810	6,810,000
Ottawa County, MI, 5.00%, 11/1/22	500	585,000
Ottawa County, MI, 5.00%, 11/1/24	250	303,840
Ottawa County, MI, 5.00%, 11/1/25	300	369,447
Oyster Bay, NY, 2.50%, 6/1/18	2,750	2,757,645
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	5,000	6,165,750
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,640,928
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	2,865	2,862,909
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,243,518
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,229,140
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,784,835
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,411,520
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,219,208
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,937,809
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,208,590
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	475,724
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	590,580
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	352,821
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,683,967

Security	Principal Amount (000’s omitted)	Value
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	$740	$834,565
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	681,479
Will County Community High School District No. 210, IL, 4.00%, 1/1/18	1,210	1,209,201

		$205,690,332

Hospital — 18.9%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,013,790
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	615,996
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	655,321
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,262,675
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,055,383
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,302,356
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	845,637
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,000	1,123,770
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,549,705
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,159,990
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	260,196
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	297,799
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	332,900
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	371,197
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,587,350
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,572,958
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,945,320
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,299,541
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	114,442
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	229,838
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	410,994
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	341,676
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	125,057
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	169,922
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	277,845
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	503,583
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/41	700	792,498
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,699,500
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.79%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,710,504
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.378%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	4,465	4,466,563
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,014,592
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	236,113
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	361,466
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	166,095
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	222,714
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	526,355
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,155,580
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,374,306
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,102,048

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	$5,300	$5,255,109
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,252,960
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,130,410
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,886,699
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	512,558
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	448,893
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	491,427
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,458,696
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29(4)	505	526,553
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30(4)	1,605	1,661,127
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	532,347
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	619,542
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	942,329
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	697,662
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,164,580
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,058,109
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,150,610
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,068,283
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,488,266
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: TD Bank, N.A.), 0.92%, 7/1/41(3)	6,885	6,885,000
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	137,253
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	593,185
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,300,772
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	2,835	3,137,126
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26	1,150	1,363,808
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27	1,150	1,355,988
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	304,537
Michigan Finance Authority, (McLaren Health Care), 1.593%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,292,687
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,567,132
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,170,480
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,134,160
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	693,233

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	$500	$567,695
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,056,534
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,386,174
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,168,590
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	2,884,422
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	2,000	2,363,340
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,529,943
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,744,642
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,160,660
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	572,495
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	574,060
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.608%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	2,055	2,055,349
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	504,491
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	701,064
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,407,700
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(5)	700	783,349
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(5)	1,000	1,143,430
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(5)	300	340,404
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(5)	500	564,810
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(5)	600	671,742
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(5)	450	500,927
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(5)	1,000	1,107,510
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(5)	1,100	1,212,849
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(5)	1,100	1,207,459
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(5)	1,100	1,202,102
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(5)	1,200	1,308,060
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(5)	1,000	1,087,980
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	252,934
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	998,359
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	578,970
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	573,655
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,366,440
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,777,875
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,613,167
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,761,420
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,211,650
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	541,044
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	460,460

Security	Principal Amount (000’s omitted)	Value
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	$500	$581,000
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	584,560
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	576,700
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	573,980
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,160,080
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,032,300
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,198,270
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	274,495

		$169,460,236

Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$551,395
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,017,171
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	447,752
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	543,148

		$2,559,466

Industrial Development Revenue — 3.1%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(5)	$1,250	$1,281,725
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	940	962,560
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	244,732
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(5)	7,775	7,772,046
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25(5)	1,000	1,134,870
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	5,003,400
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,257,268
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(5)	1,265	1,402,227
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.67%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,012,600

		$28,071,428

Insured-Education — 0.0%(6)
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$119,994

		$119,994

Insured-Electric Utilities — 1.2%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,117,976
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,741,995
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	281,627
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,617,880
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	199,294
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	168,929
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	132,234

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$685	$659,504
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	508,652
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	118,346
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,140,267
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	290	283,667

		$10,970,371

Insured-Escrowed/Prerefunded — 0.1%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$284,774
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	211	214,721

		$499,495

Insured-General Obligations — 3.3%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$403,477
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	569,230
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	346,500
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	346,860
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	352,395
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,046,070
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,073,762
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	752,767
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	772,536
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	777,393
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,162,420
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,175,200
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,441,402
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,006,176
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,696,280
Detroit, MI, (AGC), 5.00%, 4/1/20	39	39,108
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	128,529
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,648
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	230,353
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	22,976
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,088
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,092
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	325,617
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,493,197
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,863,879
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,013,069
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,042,790
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	873,953
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,995
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,077,303
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	529,094
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	926,373
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	409,637
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	894,617

		$29,224,786

Insured-Hospital — 0.5%
Shelby County Health, Educational and Housing Facility Board, TN, (Methodist Le Bonheur Healthcare), (AGM), (SPA: U.S. Bank, N.A.), 0.91%, 6/1/42(3)	$4,835	$4,835,000

		$4,835,000

Security	Principal Amount (000’s omitted)	Value
Insured-Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$435,460
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	478,704
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	435,592

		$1,349,756

Insured-Other Revenue — 0.0%(6)
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$120,374

		$120,374

Insured-Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$434,160
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,920	1,826,208
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	255	264,226
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	215	219,820
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,175,960

		$3,920,374

Insured-Transportation — 2.8%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,464,598
Metropolitan Transportation Authority, NY, (AGM), 1.532%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,059,050
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	208,669
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	2,750,389
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,107,560
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,172,530
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	867,265
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,680,578
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	583,669
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	112,546
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	2,470	2,415,783
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,735	1,683,349
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,441,083
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,215	1,218,025
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	391,594
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	96,290
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	191,040
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,180	2,049,069

		$25,493,087

Insured-Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$191,077
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,639,480
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	100,626

		$4,931,183

Lease Revenue/Certificates of Participation — 1.1%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,165,880

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), 2.52%, (SIFMA + 1.60%), 3/1/28(1)	$7,500	$7,320,000
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	554,820
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	551,040

		$9,591,740

Other Revenue — 3.6%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$3,793,803
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,187,400
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,197,375
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	4,160	4,881,011
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	650,570
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.37%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,855	9,858,843
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,170,460
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.578%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	1,300	1,303,107
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	112,350
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.931%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,003,870
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.97%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,002,720
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	727,475
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,548,566
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	786,709

		$32,224,259

Senior Living/Life Care — 5.0%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$559,395
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	569,110
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	404,271
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	362,998
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	524,771
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	2,010,277
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,517,419
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	496,463
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	779,801
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	846,630
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	466,722

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	$525	$588,215
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	337,398
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	394,499
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	451,400
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,030,740
Howard County, MD, (Vantage House), 5.00%, 4/1/21	627	652,337
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,686,243
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,782,828
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,766,591
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	780,892
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	1,026,511
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	729,872
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	125	135,009
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	280	291,116
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(5)	2,200	2,224,552
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(5)	1,250	1,271,938
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25(4)	1,750	1,753,762
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26(4)	1,325	1,327,835
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,560	1,672,289
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	2,500	2,503,475
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	614,277
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	452,284
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,852,933
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	823,300
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	646,753
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(5)	1,615	1,634,638
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(5)	750	788,153
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,889,290
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,143,635

		$44,790,622

Special Tax Revenue — 4.2%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,791,795
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	44,585
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	63,922
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	876,657
Louisiana, Gasoline and Fuels Tax Revenue, 1.335%, (70% of 1 mo. USD LIBOR + 0.47%), 5/1/18 (Put Date), 5/1/43(1)	6,000	5,996,580
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,929,995
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,231,508
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 0.91%, 11/1/42(3)	10,000	10,000,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: TD Bank, N.A.), 0.92%, 11/1/29(3)	4,290	4,290,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,929,760

Security	Principal Amount (000’s omitted)	Value
South Village Community Development District, FL, 2.00%, 5/1/20	$305	$303,377
South Village Community Development District, FL, 2.00%, 5/1/21	100	98,765
South Village Community Development District, FL, 2.125%, 5/1/22	100	98,330
South Village Community Development District, FL, 2.375%, 5/1/23	100	97,999
South Village Community Development District, FL, 2.50%, 5/1/24	100	96,953
South Village Community Development District, FL, 2.75%, 5/1/25	100	96,891
South Village Community Development District, FL, 3.25%, 5/1/27	100	98,312
South Village Community Development District, FL, 4.35%, 5/1/26	565	572,243
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,945,760

		$37,563,432

Student Loan — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$683,352
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	564,585

		$1,247,937

Transportation — 9.6%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	$1,970	$2,259,314
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	414,106
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	595,120
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	649,545
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	879,435
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	698,550
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,536,523
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,150,590
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,310,470
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,797,300
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	589,015
Denver City and County, CO, Airport System Revenue, 1.725%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,315	2,332,270
E-470 Public Highway Authority, CO, 1.88%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,015,460
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	283,340
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,456,162
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,770,557
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,228,552
Metropolitan Transportation Authority, NY, (LOC: Bank of Montreal), 0.92%, 11/1/35(3)	10,750	10,750,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	950,810
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,179,360
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30	2,000	2,042,840
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31	3,000	3,062,940
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.12%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,725,360
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,869,936
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,894,224
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,175,920
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	6,211,270
North Texas Tollway Authority, 5.00%, 1/1/30(4)	1,000	1,176,280

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 1.80%, (SIFMA + 0.88%), 12/1/20(1)	$1,000	$1,009,940
Pennsylvania Turnpike Commission, 2.07%, (SIFMA + 1.15%), 12/1/19(1)	500	506,530
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	569,800
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	566,065
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	844,545
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,625,015
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	587,535
Triborough Bridge and Tunnel Authority, NY, 1.527%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	10,000	10,089,600

		$85,804,279

Water and Sewer — 3.3%
California Department of Water Resources, (Central Valley Project), 1.29%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,003,520
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	489,789
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	448,535
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	580,796
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	138,324
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	321,172
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	1,215	1,413,689
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,071,550
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 0.92%, 6/15/49(3)	12,600	12,600,000
Riverside, CA, Water System Revenue, 1.55%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	4,845	4,845,727

		$29,913,102

Total Tax-Exempt Municipal Securities — 90.4% (identified cost $791,845,251)		$810,327,304

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 1.737%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(5)	$498	$502,786

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $498,415)		$502,786

Taxable Municipal Securities — 5.7%
Security	Principal Amount (000’s omitted)	Value
Education — 1.1%
University of California, 3.063%, 7/1/25	$10,000	$10,222,900

		$10,222,900

Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,042,160

		$2,042,160

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.8%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,431,671
Chicago, IL, 7.375%, 1/1/33	3,250	3,763,240
Chicago, IL, 7.75%, 1/1/42	5,810	6,351,259
Chicago, IL, 7.781%, 1/1/35	2,600	3,097,120

		$16,643,290

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,500	$1,570,245

		$1,570,245

Insured-General Obligations — 1.2%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,905	$2,904,842
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,921,932

		$10,826,774

Insured-Special Tax Revenue — 0.5%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$920,756
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,075,248
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	346,584
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	351,946
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	516,196
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	507,140
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	510,450

		$4,228,320

Senior Living/Life Care — 0.2%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.95%, 5/15/24	$1,450	$1,456,525

		$1,456,525

Special Tax Revenue — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,000	$1,003,350
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	501,685
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,008,690

		$2,513,725

Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,923,220

		$1,923,220

Total Taxable Municipal Securities — 5.7% (identified cost $48,694,824)		$51,427,159

Corporate Bonds & Notes — 2.3%
Security	Principal Amount (000’s omitted)	Value
Health Care — 1.4%
Care New England Health System, 5.50%, 9/1/26	$11,000	$12,000,982

		$12,000,982

Hospital — 0.9%
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	$3,175	$3,205,451
St. Joseph’s Hospital & Medical Center, 4.584%, 7/1/27	5,070	5,187,669

		$8,393,120

Total Corporate Bonds & Notes — 2.3% (identified cost $19,046,077)	$20,394,102

Total Investments — 98.5% (identified cost $860,084,567)	$882,651,351

Other Assets, Less Liabilities — 1.5%	$13,176,778

Net Assets — 100.0%	$895,828,129

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	16.8%
Illinois	14.7%
California	11.1%
Others, representing less than 10% individually	55.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 5.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2017.

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2017.

(4)	When-issued security.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $30,106,117 or 3.4% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	150	Short	Dec-17	$(22,870,313)	$427,452

					$427,452

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $427,452.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$810,327,304	$—	$810,327,304
Tax-Exempt Mortgage-Backed Securities	—	502,786	—	502,786
Taxable Municipal Securities	—	51,427,159	—	51,427,159
Corporate Bonds & Notes	—	20,394,102	—	20,394,102
Total Investments	$—	$882,651,351	$—	$882,651,351
Futures Contracts	$427,452	$—	$—	$427,452
Total	$427,452	$882,651,351	$—	$883,078,803

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017